Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 19, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2021	Dec. 31, 2020	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 09, 2020
Share-Based Compensation
Number of shares granted						1,886,166	1,886,166
2020 Equity Incentive Plan | Stock option
Share-Based Compensation
Number of shares authorized										26,500
Additional number of shares authorized			40,000	40,000	43,257				40,000
Number of options granted		149,757					2,050	30,956
Expiration term						10 years	10 years
Fair value of options granted (in dollars per share)							$ 33.50	$ 30.91
Options exercised							110,916	0
Share-based compensation expense recognized in selling, general and administrative expenses	$ 845						$ 1,197	$ 644
Unrecognized compensation cost related to unvested stock options granted		$ 1,129					0	1,129
Fair value of shares vested							$ 1,197	$ 841
Number of share options granted		149,757						149,757
2020 Equity Incentive Plan | Stock option | Minimum
Share-Based Compensation
Service period for options vest and become fully exercisable						2 years	2 years
2020 Equity Incentive Plan | Stock option | Maximum
Share-Based Compensation
Service period for options vest and become fully exercisable						4 years	4 years